CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,245	$ 489	¥ 3,575	$ 8,213	¥ 66,025	¥ 46,268
Due from inter-companies	55,940	8,429	0
Total current assets	89,059	13,419	478,103
Total assets	324,140	48,839	880,626
Current liabilities
Due to related parties	11,592	1,747	12,601
Total current liabilities	134,104	20,206	614,502
Long-term borrowings	56,769	8,553	20,000
Total liabilities	211,341	31,843	662,009
Total stockholders’ equity	112,799	16,996	218,617		290,778	309,587
Total liabilities and stockholders’ equity	324,140	48,839	880,626
Parent Company [Member]
Current assets
Cash and cash equivalents	17	3	581	$ 88	¥ 341	¥ 671
Other receivables	3	1	3
Prepaid expenses	0	0	0
Due from inter-companies	109,321	16,472	129,811
Total current assets	109,341	16,476	130,395
Investment in unconsolidated subsidiaries	4,544	684	71,512
Total assets	113,885	17,160	201,907
Current liabilities
Due to related parties	1,576	238	1,586
Total current liabilities	1,576	238	1,586
Long-term borrowings	0	0	20,033
Total liabilities	1,576	238	21,619
Total stockholders’ equity	112,309	16,922	180,288
Total liabilities and stockholders’ equity	¥ 113,885	$ 17,160	¥ 201,907